UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Conservative

Allocation Fund

SEMIANNUAL REPORT February 28, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Conservative Allocation Fund, covering the six-month period from September 1, 2014, through February 28, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Several broad measures of U.S. stock market performance achieved new record highs over the reporting period as the U.S. economic recovery gained momentum and corporate earnings generally moved higher. Meanwhile, U.S. bond markets continued to defy most analysts’ expectations as long-term interest rates declined and inflation remained low. These positive market trends are especially notable in light of some persistent global headwinds, including recession concerns and deflation fears in Europe, escalating geopolitical conflicts in the Middle East, economic sanctions imposed on Russia, an economic slowdown in China, and plummeting oil prices stemming from a glut of supply amid tepid demand.

In light of recent employment gains and signs of stabilization in global energy markets, we remain optimistic about the prospects for equities and, to a lesser extent, bonds over the remainder of 2015. The U.S. economy seems poised for further growth as the drags imposed by tight fiscal policies among federal, state and local governments continue to fade. Meanwhile, we currently expect a somewhat faster pace of global growth in 2015 than in 2014. Of course, a number of risks to U.S. and global economic growth remain, including changing macroeconomic conditions and the possibility of short-term interest rate hikes.That’s why we continue to urge you to talk regularly with your financial advisor about the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through February 28, 2015, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the six-month period ended February 28, 2015, Dreyfus Conservative Allocation Fund produced a total return of 1.15%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 ® Composite Stock Price Index, produced a total return of 6.12% for the same period.2 The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays U.S. Aggregate Bond Index, which returned 3.92% for the same period.3

A sustained U.S. economic recovery helped support stock prices over the reporting period, while bonds benefited from falling long-term interest rates.The fund lagged its blended benchmark, mainly due to its exposure to struggling international financial markets that are not represented in its benchmark or blended index.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee.The underlying fund options are subject to change at any given time by the fund’s board of directors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. Stocks and Bonds Climbed amid Volatility

A sustained stock market rally was interrupted in early October 2014, when stocks fell sharply due to renewed concerns that global economic weakness might derail the U.S. economic recovery. U.S. stocks soon rebounded when these fears proved overblown and corporate earnings continued to rise, enabling the benchmark to end the reporting period near record highs. In contrast, international equities were hurt by economic instability and plummeting oil prices, and returns were further eroded by a strengthening U.S. dollar against most major currencies.

Bonds fared relatively well when long-term interest rates fell during the reporting period, defying expectations that stronger U.S. growth would drive yields higher. Global investors flocked to U.S. Treasury securities as alternatives to European and Japanese sovereign bonds, where aggressively accommodative monetary policies sent yields sharply lower. The resulting supply-and-demand imbalance kept U.S. bond yields low. February 2015 was an exception to this trend: longer-term interest rates climbed after robust employment data sparked concerns that short-term rates might rise sooner than previously forecast.

International Exposure Dampened Relative Results

Our allocation strategy helped the fund participate with muted volatility in some of the blended benchmark’s gains over the reporting period, but relative performance was hampered by exposure to international stocks. In the aggregate, Dreyfus International Equity Fund, Dreyfus International Stock Index Fund, Dreyfus International Value Fund, Dreyfus/Newton International Equity Fund, and International Stock Fund produced returns that were in line with a major index of non-U.S. stocks, but they lagged the U.S.-centric S&P 500 Index.

The fund’s underlying U.S. equity funds produced mixed results, as Dreyfus Appreciation Fund, Dreyfus Disciplined Stock Fund, Dreyfus Strategic Value Fund, and Dreyfus U.S. Equity Fund generally were hurt relatively by underweighted positions in the traditionally defensive stocks that led the market’s advance. Small- and midcap investments fared better, supported by strong results from Dreyfus/The Boston Company Small/Mid Cap Growth Fund.

Among underlying bond funds, short average durations compared to the Barclays U.S. Aggregate Index undermined relative performance from Dreyfus Intermediate Term Income Fund and Dreyfus Short Duration Bond Fund. Meanwhile, Dreyfus Emerging Markets Debt Local Currency Fund and Dreyfus International Bond Fund were hurt by global macroeconomic headwinds and adverse currency movements.

4

Maintaining a Generally Cautious Investment Posture

We remain optimistic about the longer term prospects for the U.S. and global economies, but we expect heightened market volatility over the near term due to lingering global headwinds and the possibility of higher short-term interest rates in the United States.We also are aware that recent gains have boosted valuations of U.S. stocks and bonds.

Therefore, we generally have maintained a cautious approach. In February, we adjusted the fund’s allocations by moving half of its investment in Dreyfus International Value Fund to the better performing Dreyfus International Equity Fund, and we shifted half of the assets in Dreyfus Global Real Estate Securities Fund to the less interest-rate sensitive and more domestically focused Dreyfus Short Duration Bond Fund.

March 16, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3 SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from September 1, 2014 to February 28, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2015

Expenses paid per $1,000†	$1.55
Ending value (after expenses)	$1,011.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2015

Expenses paid per $1,000†	$1.56
Ending value (after expenses)	$1,023.26

† Expenses are equal to the fund’s annualized expense ratio of .31%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2015 (Unaudited)

Registered Investment Companies—100.1%	Shares		Value ($)
Domestic Equity—35.1%
Dreyfus Appreciation Fund, Cl. Y	39,930	[a]	2,208,925
Dreyfus Disciplined Stock Fund	38,792	[a]	1,383,709
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	20,184	[a]	815,828
Dreyfus Research Growth Fund, Cl. Y	187,176	[a]	2,729,021
Dreyfus Smallcap Stock Index Fund	26,642	[a]	788,868
Dreyfus Strategic Value Fund, Cl. Y	53,704	[a]	2,199,175
Dreyfus Structured Midcap Fund, Cl. Y	26,127	[a]	806,032
Dreyfus U.S. Equity Fund, Cl. Y	94,462	[a]	1,915,697
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. Y	44,527	[a]	797,041
			13,644,296
Domestic Fixed Income—47.4%
Dreyfus Bond Market Index Fund,
BASIC Shares	375,428	[a]	3,994,551
Dreyfus High Yield Fund, Cl. I	353,192	[a]	2,320,472
Dreyfus Intermediate Term Income Fund, Cl. Y	518,702	[a]	7,292,944
Dreyfus Short Duration Bond Fund, Cl. Y	463,685	[a,b]	4,808,411
			18,416,378
Foreign Equity—7.9%
Dreyfus Emerging Markets Fund, Cl. Y	38,595	[a]	368,578
Dreyfus Global Real Estate Securities Fund, Cl. Y	45,905	[a]	435,175
Dreyfus International Equity Fund, Cl. I	14,488	[a]	518,534
Dreyfus International Stock Index Fund	34,358	[a]	569,313
Dreyfus International Value Fund, Cl. I	12,459	[a]	151,126
Dreyfus/Newton International Equity Fund, Cl. Y	29,407	[a]	585,205
International Stock Fund, Cl. Y	28,748	[a]	439,271
			3,067,202

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Registered Investment Companies (continued)	Shares	Value ($)
Foreign Fixed Income—9.6%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	138,735 [a]	1,699,502
Dreyfus International Bond Fund, Cl. Y	124,256 [a]	2,031,591
		3,731,093

Total Investments (cost $35,661,885)	100.1%	38,858,969
Liabilities, Less Cash and Receivables	(.1%)	(24,409)
Net Assets	100.0%	38,834,560

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	82.5	Mutual Funds:Foreign	17.5
			100.1
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	35,661,885	38,858,969
Receivable for investment securities sold		2,500
Prepaid expenses		9,927
		38,871,396
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		3,108
Cash overdraft due to Custodian		3,016
Payable for shares of Common Stock redeemed		1,200
Accrued expenses		29,512
		36,836
Net Assets ($)		38,834,560
Composition of Net Assets ($):
Paid-in capital		35,067,274
Accumulated distributions in excess of investment income—net		(108,651)
Accumulated net realized gain (loss) on investments		678,853
Accumulated net unrealized appreciation (depreciation) on investments		3,197,084
Net Assets ($)		38,834,560
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		2,452,029
Net Asset Value, offering and redemption price per share ($)		15.84

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	495,415
Expenses:
Shareholder servicing costs—Note 3(b)	57,713
Professional fees	19,363
Registration fees	9,589
Prospectus and shareholders’ reports	4,294
Custodian fees—Note 3(b)	1,591
Directors’ fees and expenses—Note 3(c)	1,490
Loan commitment fees—Note 2	220
Miscellaneous	9,378
Total Expenses	103,638
Less—reduction in expenses due to undertaking—Note 3(a)	(41,260)
Less—waiver of shareholder servicing fees—Note 3(b)	(1,657)
Less—reduction in fees due to earnings credits—Note 3(b)	(18)
Net Expenses	60,703
Investment Income—Net	434,712
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(116,176)
Capital gain distributions from affiliated issuers	1,033,568
Net Realized Gain (Loss) on investments	917,392
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	(953,212)
Net Realized and Unrealized Gain (Loss) on Investments	(35,820)
Net Increase in Net Assets Resulting from Operations	398,892
See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Operations ($):
Investment income—net	434,712	557,435
Net realized gain (loss) on investments	917,392	531,522
in affiliated issuers
Net unrealized appreciation (depreciation) on
investments in affiliated issuers	(953,212)	2,642,084
Net Increase (Decrease) in Net Assets Resulting
from Operations	398,892	3,731,041
Dividends to Shareholders from ($):
Investment income—net	(845,104)	(580,065)
Net realized gain on investments	(540,965)	(276,232)
Total Dividends	(1,386,069)	(856,297)
Capital Stock Transactions ($):
Net proceeds from shares sold	3,399,941	12,056,165
Dividends reinvested	1,362,145	839,174
Cost of shares redeemed	(4,307,703)	(4,519,062)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	454,383	8,376,277
Total Increase (Decrease) in Net Assets	(532,794)	11,251,021
Net Assets ($):
Beginning of Period	39,367,354	28,116,333
End of Period	38,834,560	39,367,354
Undistributed (distributions in excess of)
investment income—net	(108,651)	301,741
Capital Share Transactions (Shares):
Shares sold	212,171	769,409
Shares issued for dividends reinvested	87,824	54,351
Shares redeemed	(273,852)	(288,495)
Net Increase (Decrease) in Shares Outstanding	26,143	535,265
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2015				Year Ended August 31,
	(Unaudited)		2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value,
beginning of period	16.23		14.87	14.52	13.91	12.99	12.50
Investment Operations:
Investment income—net[b]	.18		.26	.30	.23	.25	.20
Net realized and unrealized
gain (loss) on investments	(.01)		1.53	.45	.71	1.00	.41
Total from Investment Operations	.17		1.79	.75	.94	1.25	.61
Distributions:
Dividends from
investment income—net	(.34)		(.29)	(.29)	(.26)	(.28)	(.12)
Dividends from net realized
gain on investments	(.22)		(.14)	(.11)	(.07)	(.05)	—
Total Distributions	(.56)		(.43)	(.40)	(.33)	(.33)	(.12)
Net asset value, end of period	15.84		16.23	14.87	14.52	13.91	12.99
Total Return (%)	1.15	[c]	12.13	5.19	6.89	9.61	4.91	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.53	[e]	.59	.68	.84	1.06	2.76	[e]
Ratio of net expenses
to average net assets[d]	.31	[e]	.22	.31	.71	.73	.71	[e]
Ratio of net investment income
to average net assets[d]	2.23	[e]	1.65	1.99	1.64	1.79	1.84	[e]
Portfolio Turnover Rate	11.40	[c]	20.38	37.15	25.89	20.04	36.82	[c]
Net Assets, end of period
($ x 1,000)	38,835		39,367	28,116	20,810	16,877	7,432

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

14

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Mutual Funds†	38,858,969	—	—	38,858,969

† See Statement of Investments for additional detailed categorizations.

At February 28, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2015 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2014	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund,
Cl. Y	2,196,407		258,811	213,802	(6,262)
Dreyfus Bond
Market Index Fund,
BASIC Shares	4,005,891		381,220	398,061	1,501
Dreyfus Disciplined
Stock Fund	1,341,616		246,140	129,059	(11,517)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. Y	2,053,259		170,904	206,028	(40,439)
Dreyfus Emerging
Markets Fund, Cl. Y	439,588		38,072	42,761	(2,610)

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/20143	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Global Real
Estate Securities
Fund, Cl. Y	850,699		90,240	531,215	55,850
Dreyfus High Yield
Fund, Cl. I	2,397,776		253,985	237,126	(15,026)
Dreyfus Intermediate
Term Income
Fund, Cl. Y	7,342,241		668,241	733,148	(12,403)
Dreyfus International
Bond Fund, Cl. Y	2,120,577		227,445	212,636	(6,527)
Dreyfus International
Equity Fund, Cl. I	384,196		181,884	38,873	(3,182)
Dreyfus International
Stock Index Fund	596,297		60,451	60,253	(5,453)
Dreyfus International
Value Fund, Cl. I	328,086		30,606	180,761	(6,367)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y	799,190		145,927	77,746	(6,662)
Dreyfus Research
Growth Fund, Cl. Y	2,632,361		308,833	255,397	(7,181)
Dreyfus Short Duration
Bond Fund, Cl. Y	4,487,560		825,532	447,819	(7,170)
Dreyfus Smallcap
Stock Index Fund	761,321		114,079	73,470	(2,767)
Dreyfus Strategic
Value Fund, Cl. Y	2,138,481		392,043	206,416	(16,315)
Dreyfus Structured
Midcap Fund, Cl. Y	789,593		160,136	74,248	(7,660)
Dreyfus U.S. Equity
Fund, Cl. Y	1,876,588		241,028	182,704	(4,226)
Dreyfus/Newton
International	598,572		74,534	59,476	(4,735)
Equity Fund, Cl. Y
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. Y	768,971		131,507	73,859	(4,242)
International Stock
Fund, Cl. Y	456,811		40,998	45,482	(2,783)
TOTAL	39,366,081		5,042,616	4,480,340	(116,176)

16

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2015	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund,
Cl. Y	(26,229)	2,208,925		5.7	98,184
Dreyfus Bond
Market Index Fund,
BASIC Shares	4,000	3,994,551		10.3	82,159
Dreyfus Disciplined
Stock Fund	(63,471)	1,383,709		3.6	149,178
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. Y	(278,194)	1,699,502		4.4	16,116
Dreyfus Emerging
Markets Fund, Cl. Y	(63,711)	368,578.9			5,945
Dreyfus Global Real
Estate Securities
Fund, Cl. Y	(30,399)	435,175		1.1	25,989
Dreyfus High Yield
Fund, Cl. I	(79,137)	2,320,472		6.0	75,834
Dreyfus Intermediate
Term Income
Fund, Cl. Y	28,013	7,292,944		18.8	117,431
Dreyfus International
Bond Fund, Cl. Y	(97,268)	2,031,591		5.2	67,693
Dreyfus International
Equity Fund, Cl. I	(5,491)	518,534		1.3	5,349
Dreyfus International
Stock Index Fund	(21,729)	569,313		1.5	15,183
Dreyfus International
Value Fund, Cl. I	(20,438)	151,126.4			5,490
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y	(44,881)	815,828		2.1	87,517
Dreyfus Research
Growth Fund, Cl. Y	50,405	2,729,021		7.0	116,955
Dreyfus Short Duration
Bond Fund, Cl. Y	(49,692)	4,808,411		12.4	43,394
Dreyfus Smallcap
Stock Index Fund	(10,295)	788,868		2.0	58,881
Dreyfus Strategic
Value Fund, Cl. Y	(108,618)	2,199,175		5.7	236,872

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2015	($)	Assets (%)	Distributions ($)
Dreyfus Structured
Midcap Fund, Cl. Y	(61,789)	806,032		2.1	104,354
Dreyfus U.S. Equity
Fund, Cl. Y	(14,989)	1,915,697		4.9	103,764
Dreyfus/Newton
International
Equity Fund, Cl. Y	(23,690)	585,205		1.5	29,850
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. Y	(25,336)	797,041		2.1	76,017
International Stock
Fund, Cl. Y	(10,273)	439,271		1.1	6,828
TOTAL	(953,212)	38,858,969		100.1	1,528,983

† Includes reinvested dividends/distributions.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

18

As of and during the period ended February 28, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2014 was as follows: ordinary income $662,062 and long-term capital gains $194,235. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2015, the fund did not borrow under the Facilities.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus.All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

Dreyfus has contractually agreed, from September 1, 2014 through January 1, 2016, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .93% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $41,260 during the period ended February 28, 2015.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2015, the fund was charged $48,689 pursuant to the Shareholder Services Plan of which $1,657 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash bal-

20

ances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2015, the fund was charged $6,525 for transfer agency services and $434 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $18.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2015, the fund was charged $1,591 pursuant to the custody agreement.

During the period ended February 28, 2015, the fund was charged $4,365 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $7,807, custodian fees $805, Chief Compliance Officer fees $1,529 and transfer agency fees $2,466, which are offset against an expense reimbursement currently in effect in the amount of $9,499.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2015, amounted to $5,042,616 and $4,480,340, respectively.

At February 28, 2015, accumulated net unrealized appreciation on investments was $3,197,084, consisting of $3,514,813 gross unrealized appreciation and $317,729 gross unrealized depreciation.

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee.The Board also noted that the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed, until January 1, 2016, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .93%.

24

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

26

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Growth Allocation Fund

SEMIANNUAL REPORT February 28, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Growth Allocation Fund, covering the six-month period from September 1, 2014, through February 28, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Several broad measures of U.S. stock market performance achieved new record highs over the reporting period as the U.S. economic recovery gained momentum and corporate earnings generally moved higher. Meanwhile, U.S. bond markets continued to defy most analysts’ expectations as long-term interest rates declined and inflation remained low. These positive market trends are especially notable in light of some persistent global headwinds, including recession concerns and deflation fears in Europe, escalating geopolitical conflicts in the Middle East, economic sanctions imposed on Russia, an economic slowdown in China, and plummeting oil prices stemming from a glut of supply amid tepid demand.

In light of recent employment gains and signs of stabilization in global energy markets, we remain optimistic about the prospects for equities and, to a lesser extent, bonds over the remainder of 2015. The U.S. economy seems poised for further growth as the drags imposed by tight fiscal policies among federal, state and local governments continue to fade. Meanwhile, we currently expect a somewhat faster pace of global growth in 2015 than in 2014. Of course, a number of risks to U.S. and global economic growth remain, including changing macroeconomic conditions and the possibility of short-term interest rate hikes.That’s why we continue to urge you to talk regularly with your financial advisor about the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through February 28, 2015, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the six-month period ended February 28, 2015, Dreyfus Growth Allocation Fund produced a total return of 2.32%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 ® Composite Stock Price Index, produced a total return of 6.12% for the same period.2 The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays U.S. Aggregate Bond Index, which returned 5.43% for the same period.3

A sustained U.S. economic recovery helped support stock prices over the reporting period, while bonds benefited from falling long-term interest rates.The fund lagged its blended benchmark, mainly due to its exposure to struggling international financial markets that are not represented in its benchmark or blended index.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee.The underlying fund options are subject to change at any given time by the fund’s board of directors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. Stocks and Bonds Climbed amid Volatility

A sustained stock market rally was interrupted in early October 2014, when stocks fell sharply due to renewed concerns that global economic weakness might derail the U.S. economic recovery. U.S. stocks soon rebounded when these fears proved overblown and corporate earnings continued to rise, enabling the benchmark to end the reporting period near record highs. In contrast, international equities were hurt by economic instability and plummeting oil prices, and returns were further eroded by a strengthening U.S. dollar against most major currencies.

Bonds fared relatively well when long-term interest rates fell during the reporting period, defying expectations that stronger U.S. growth would drive yields higher. Global investors flocked to U.S. Treasury securities as alternatives to European and Japanese sovereign bonds, where aggressively accommodative monetary policies sent yields sharply lower. The resulting supply-and-demand imbalance kept U.S. bond yields low. February 2015 was an exception to this trend: longer-term interest rates climbed after robust employment data sparked concerns that short-term rates might rise sooner than previously forecast.

International Exposure Dampened Relative Results

Our allocation strategy helped the fund participate with muted volatility in some of the blended benchmark’s gains over the reporting period, but relative performance was hampered by exposure to international stocks. In the aggregate, Dreyfus International Equity Fund, Dreyfus International Stock Index Fund, Dreyfus International Value Fund, Dreyfus/Newton International Equity Fund, and International Stock Fund produced returns that were in line with a major index of non-U.S. stocks, but they lagged the U.S.-centric S&P 500 Index.

The fund’s underlying U.S. equity funds produced mixed results, as Dreyfus Appreciation Fund, Dreyfus Disciplined Stock Fund, Dreyfus Strategic Value Fund, and Dreyfus U.S. Equity Fund generally were hurt relatively by underweighted positions in the traditionally defensive stocks that led the market’s advance. Small- and midcap investments fared better, supported by strong results from Dreyfus/The Boston Company Small/Mid Cap Growth Fund.

Among underlying bond funds, short average durations compared to the Barclays U.S. Aggregate Index undermined relative performance from Dreyfus Intermediate Term Income Fund and Dreyfus Short Duration Bond Fund. Meanwhile, Dreyfus Emerging Markets Debt Local Currency Fund and Dreyfus International Bond Fund were hurt by global macroeconomic headwinds and adverse currency movements.

4

Maintaining a Generally Cautious Investment Posture

We remain optimistic about the longer term prospects for the U.S. and global economies, but we expect heightened market volatility over the near term due to lingering global headwinds and the possibility of higher short-term interest rates in the United States.We also are aware that recent gains have boosted valuations of U.S. stocks and bonds.

Therefore, we generally have maintained a cautious approach. In February, we adjusted the fund’s allocations by moving half of its investment in Dreyfus International Value Fund to the better performing Dreyfus International Equity Fund, and we shifted half of the assets in Dreyfus Global Real Estate Securities Fund to the less interest-rate sensitive and more domestically focused Dreyfus Short Duration Bond Fund.

March 16, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3 SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from September 1, 2014 to February 28, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2015

Expenses paid per $1,000†	$2.26
Ending value (after expenses)	$1,023.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2015

Expenses paid per $1,000†	$2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2015 (Unaudited)

Registered Investment Companies—100.1%	Shares		Value ($)
Domestic Equity—56.1%
Dreyfus Appreciation Fund, Cl. Y	40,555	[a]	2,243,504
Dreyfus Disciplined Stock Fund	38,865	[a]	1,386,304
Dreyfus Opportunistic
Midcap Value Fund, Cl. Y	23,849	[a]	963,971
Dreyfus Research Growth Fund, Cl. Y	209,965	[a]	3,061,287
Dreyfus Smallcap Stock Index Fund	26,835	[a]	794,594
Dreyfus Strategic Value Fund, Cl. Y	52,276	[a]	2,140,687
Dreyfus Structured Midcap Fund, Cl. Y	26,356	[a]	813,095
Dreyfus U.S. Equity Fund, Cl. Y	94,475	[a]	1,915,960
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. Y	45,023	[a]	805,907
			14,125,309
Domestic Fixed Income—25.2%
Dreyfus Bond Market Index Fund,
BASIC Shares	44,474	[a]	464,675
Dreyfus High Yield Fund, Cl. I	69,700	[a]	457,926
Dreyfus Intermediate Term Income Fund, Cl. Y	99,932	[a]	1,405,050
Dreyfus Short Duration Bond Fund, Cl. Y	387,665	[a,b]	4,020,090
			6,347,741
Foreign Equity—15.9%
Dreyfus Emerging Markets Fund, Cl. Y	60,049	[a]	573,465
Dreyfus Global Real Estate Securities Fund, Cl. Y	79,920	[a]	757,641
Dreyfus International Equity Fund, Cl. I	17,134	[a]	613,209
Dreyfus International Stock Index Fund	40,529	[a]	671,568
Dreyfus International Value Fund, Cl. I	14,441	[a]	175,172
Dreyfus/Newton International Equity Fund, Cl. Y	34,478	[a]	686,116
International Stock Fund, Cl. Y	33,810	[a]	516,615
			3,993,786

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Registered Investment Companies (continued)	Shares	Value ($)
Foreign Fixed Income—2.9%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	26,938 [a]	329,992
Dreyfus International Bond Fund, Cl. Y	23,982 [a]	392,103
		722,095
Total Investments (cost $21,034,595)	100.1%	25,188,931
Liabilities, Less Cash and Receivables	(.1%)	(27,514)
Net Assets	100.0%	25,161,417

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	81.3	Mutual Funds: Foreign	18.8
			100.1
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	21,034,595	25,188,931
Cash		3,474
Prepaid expenses		9,241
		25,201,646
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		2,262
Payable for shares of Common Stock redeemed		8,984
Accrued expenses		28,983
		40,229
Net Assets ($)		25,161,417
Composition of Net Assets ($):
Paid-in capital		20,416,596
Accumulated distributions in excess of investment income—net		(114,670)
Accumulated net realized gain (loss) on investments		705,155
Accumulated net unrealized appreciation
(depreciation) on investments		4,154,336
Net Assets ($)		25,161,417
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,388,231
Net Asset Value, offering and redemption price per share ($)		18.12

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	263,533
Expenses:
Shareholder servicing costs—Note 3(b)	37,581
Professional fees	20,104
Registration fees	9,014
Prospectus and shareholders’ reports	4,372
Custodian fees—Note 3(b)	1,124
Directors’ fees and expenses—Note 3(c)	586
Loan commitment fees—Note 2	155
Miscellaneous	7,949
Total Expenses	80,885
Less—reduction in expenses due to undertaking—Note 3(a)	(25,180)
Less—waiver of shareholder servicing fees—Note 3(b)	(1,722)
Less—reduction in fees due to earnings credits—Note 3(b)	(16)
Net Expenses	53,967
Investment Income—Net	209,566
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	97,310
Capital gain distributions from affiliated issuers	933,665
Net Realized Gain (Loss)	1,030,975
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	(680,914)
Net Realized and Unrealized Gain (Loss) on Investments	350,061
Net Increase in Net Assets Resulting from Operations	559,627
See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Operations ($):
Investment income—net	209,566	227,619
Net realized gain (loss) on investments
in affiliated issuers	1,030,975	845,030
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	(680,914)	2,447,740
Net Increase (Decrease) in Net Assets
Resulting from Operations	559,627	3,520,389
Dividends to Shareholders from ($):
Investment income—net	(380,089)	(307,054)
Net realized gain on investments	(826,691)	(268,414)
Total Dividends	(1,206,780)	(575,468)
Capital Stock Transactions ($):
Net proceeds from shares sold	1,559,687	5,093,415
Dividends reinvested	1,190,174	559,823
Cost of shares redeemed	(1,404,663)	(5,046,444)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	1,345,198	606,794
Total Increase (Decrease) in Net Assets	698,045	3,551,715
Net Assets ($):
Beginning of Period	24,463,372	20,911,657
End of Period	25,161,417	24,463,372
Undistributed (distributions in excess of)
investment income–net	(114,670)	55,853
Capital Share Transactions (Shares):
Shares sold	87,494	288,864
Shares issued for dividends reinvested	67,585	31,700
Shares redeemed	(77,848)	(286,990)
Net Increase (Decrease) in Shares Outstanding	77,231	33,574

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2015				Year Ended August 31,
	(Unaudited)		2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value,
beginning of period	18.66		16.37	15.08	14.21	12.78	12.50
Investment Operations:
Investment income—net[b]	.16		.18	.21	.12	.10	.10
Net realized and unrealized
gain (loss) on investments	.23		2.56	1.52	1.03	1.51	.31
Total from Investment Operations	.39		2.74	1.73	1.15	1.61	.41
Distributions:
Dividends from
investment income—net	(.29)		(.24)	(.20)	(.18)	(.11)	(.13)
Dividends from net realized
gain on investments	(.64)		(.21)	(.24)	(.10)	(.07)	—
Total Distributions	(.93)		(.45)	(.44)	(.28)	(.18)	(.13)
Net asset value, end of period	18.12		18.66	16.37	15.08	14.21	12.78
Total Return (%)	2.32	[c]	16.87	11.64	8.29	12.56	3.26	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.68	[e]	.73	.81	1.01	1.26	3.33	[e]
Ratio of net expenses
to average net assets[d]	.45	[e]	.28	.31	.58	.63	.57	[e]
Ratio of net investment income
to average net assets[d]	1.75	[e]	.99	1.30	.82	.65	.8	[e]
Portfolio Turnover Rate	8.53	[c]	27.19	39.25	30.83	21.83	45.65	[c]
Net Assets, end of period
($ x 1,000)	25,161		24,463	20,912	15,033	12,156	5,301

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

14

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	25,188,931	—	—	25,188,931

† See Statement of Investments for additional detailed categorizations.

At February 28, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2015 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2014	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation
Fund, Cl. Y	2,171,306		197,874	100,443	(471)
Dreyfus Bond Market
Index Fund,
BASIC Shares	454,521		31,128	21,394	27
Dreyfus Disciplined
Stock Fund	1,309,794		199,100	59,946	(558)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. Y	383,888		21,818	18,304	(1,781)
Dreyfus Emerging
Markets Fund, Cl. Y	658,564		40,447	30,888	765
Dreyfus Global Real
Estate Securities
Fund, Cl. Y	1,427,778		111,764	823,120	110,688
Dreyfus High Yield
Fund, Cl. I	459,605		36,419	21,507	(857)
Dreyfus Intermediate
Term Income
Fund, Cl. Y	1,378,750		88,585	65,321	(934)
Dreyfus International
Bond Fund, Cl. Y	398,258		31,905	18,991	(369)
Dreyfus International
Equity Fund, Cl. I	449,170		193,740	21,507	(1,135)
Dreyfus International
Stock Index Fund	681,525		50,231	32,489	(1,817)
Dreyfus International
Value Fund, Cl. I	361,879		23,592	182,927	2,236
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y	920,551		139,114	42,556	(1,445)
Dreyfus Research
Growth Fund, Cl. Y	2,876,320		260,142	132,475	(1,403)
Dreyfus Short Duration
Bond Fund, Cl. Y	3,267,756		946,985	155,355	(2,451)
Dreyfus Smallcap
Stock Index Fund	747,665		91,633	34,434	(690)

16

Affiliated
Investment	Value				Net Realized
Company	8/31/2014 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus Strategic
Value Fund, Cl. Y	2,028,729	308,157		92,892	(213)
Dreyfus Structured
Midcap Fund, Cl. Y	776,357	132,557		34,777	(60)
Dreyfus U.S. Equity
Fund, Cl. Y	1,829,003	184,940		84,428	147
Dreyfus/Newton
International
Equity Fund, Cl. Y	681,534	64,869		32,147	(931)
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. Y	757,919	108,016		34,663	(958)
International Stock
Fund, Cl. Y	520,951	32,857		24,597	(480)
TOTAL	24,541,823	3,295,873		2,065,161	97,310

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2015	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation
Fund, Cl. Y	(24,762)	2,243,504		8.9	94,488
Dreyfus Bond Market
Index Fund,
BASIC Shares	393	464,675		1.8	9,107
Dreyfus Disciplined
Stock Fund	(62,086)	1,386,304		5.5	137,400
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. Y	(55,629)	329,992		1.3	2,977
Dreyfus Emerging
Markets Fund, Cl. Y	(95,423)	573,465		2.3	8,653
Dreyfus Global Real
Estate Securities
Fund, Cl. Y	(69,469)	757,641		3.0	42,291
Dreyfus High Yield
Fund, Cl. I	(15,734)	457,926		1.8	14,281
Dreyfus Intermediate
Term Income
Fund, Cl. Y	3,970	1,405,050		5.6	21,350
Dreyfus International
Bond Fund, Cl. Y	(18,700)	392,103		1.6	12,358

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2015	($)	Assets (%)	Distributions ($)
Dreyfus International
Equity Fund, Cl. I	(7,059)	613,209		2.4	6,065
Dreyfus International
Stock Index Fund	(25,882)	671,568		2.7	16,789
Dreyfus International
Value Fund, Cl. I	(29,608)	175,172.7			5,693
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y	(51,693)	963,971		3.8	95,312
Dreyfus Research
Growth Fund, Cl. Y	58,703	3,061,287		12.2	123,788
Dreyfus Short Duration
Bond Fund, Cl. Y	(36,845)	4,020,090		16.0	31,457
Dreyfus Smallcap
Stock Index Fund	(9,580)	794,594		3.2	56,189
Dreyfus Strategic
Value Fund, Cl. Y	(103,094)	2,140,687		8.5	212,543
Dreyfus Structured
Midcap Fund, Cl. Y	(60,982)	813,095		3.2	96,760
Dreyfus U.S. Equity
Fund, Cl. Y	(13,702)	1,915,960		7.6	98,040
Dreyfus/Newton
International
Equity Fund, Cl. Y	(27,209)	686,116		2.7	31,781
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. Y	(24,407)	805,907		3.2	72,336
International
Stock Fund, Cl. Y	(12,116)	516,615		2.1	7,540
TOTAL	(680,914)	25,188,931		100.1	1,197,198

† Includes reinvested dividends/distributions.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

18

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2014 was as follows: ordinary income $407,902 and long-term capital gains $167,566.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2015, the fund did not borrow under the Facilities.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus.All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

Dreyfus has contractually agreed, from September 1, 2014 through January 1, 2016, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $25,180 during the period ended February 28, 2015.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period February 28, 2015, the fund was charged $29,855 pursuant to the Shareholder Services Plan of which $1,722 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash bal-

20

ances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2015, the fund was charged $6,768 for transfer agency services and $385 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $16.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2015, the fund was charged $1,124 pursuant to the custody agreement.

During the period ended February 28, 2015, the fund was charged $4,365 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $4,760, custodian fees $694, Chief Compliance Officer fees $1,529 and transfer agency fees $2,048, which are offset against an expense reimbursement currently in effect in the amount of $6,769.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2015, amounted to $3,295,873 and $2,065,161, respectively.

At February 28, 2015, accumulated net unrealized appreciation on investments was $4,154,336, consisting of $4,239,150 gross unrealized appreciation and $84,814 gross unrealized depreciation.

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for all periods except the four-year period and was below the Performance Universe medians for all periods. The Board also noted the relative proximity to the Performance Universe median in certain periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee.The Board also noted that the fund’s total expenses were above the Expense Group and Expense Universe medians.

24

Dreyfus representatives noted that Dreyfus has contractually agreed, until January 1, 2016, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussions of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

26

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Moderate Allocation Fund

SEMIANNUAL REPORT February 28, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Moderate Allocation Fund, covering the six-month period from September 1, 2014, through February 28, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Several broad measures of U.S. stock market performance achieved new record highs over the reporting period as the U.S. economic recovery gained momentum and corporate earnings generally moved higher. Meanwhile, U.S. bond markets continued to defy most analysts’ expectations as long-term interest rates declined and inflation remained low. These positive market trends are especially notable in light of some persistent global headwinds, including recession concerns and deflation fears in Europe, escalating geopolitical conflicts in the Middle East, economic sanctions imposed on Russia, an economic slowdown in China, and plummeting oil prices stemming from a glut of supply amid tepid demand.

In light of recent employment gains and signs of stabilization in global energy markets, we remain optimistic about the prospects for equities and, to a lesser extent, bonds over the remainder of 2015. The U.S. economy seems poised for further growth as the drags imposed by tight fiscal policies among federal, state and local governments continue to fade. Meanwhile, we currently expect a somewhat faster pace of global growth in 2015 than in 2014. Of course, a number of risks to U.S. and global economic growth remain, including changing macroeconomic conditions and the possibility of short-term interest-rate hikes.That’s why we continue to urge you to talk regularly with your financial advisor about the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through February 28, 2015, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the six-month period ended February 28, 2015, Dreyfus Moderate Allocation Fund produced a total return of 1.64%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 ® Composite Stock Price Index, produced a total return of 6.12% for the same period.2 The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays U.S. Aggregate Bond Index, which returned 4.57% for the same period.3

A sustained U.S. economic recovery helped support stock prices over the reporting period, while bonds benefited from falling long-term interest rates.The fund lagged its blended benchmark, mainly due to its exposure to struggling international financial markets that are not represented in its benchmark or blended index.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee. The underlying fund options are subject to change at any given time by the fund’s board of directors.

U.S. Stocks and Bonds Climbed amid Volatility

A sustained stock market rally was interrupted in early October 2014, when stocks fell sharply due to renewed concerns that global economic weakness might derail

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the U.S. economic recovery. U.S. stocks soon rebounded when these fears proved overblown and corporate earnings continued to rise, enabling the benchmark to end the reporting period near record highs. In contrast, international equities were hurt by economic instability and plummeting oil prices, and returns were further eroded by a strengthening U.S. dollar against most major currencies.

Bonds fared relatively well when long-term interest rates fell during the reporting period, defying expectations that stronger U.S. growth would drive yields higher. Global investors flocked to U.S. Treasury securities as alternatives to European and Japanese sovereign bonds, where aggressively accommodative monetary policies sent yields sharply lower. The resulting supply-and-demand imbalance kept U.S. bond yields low. February 2015 was an exception to this trend: longer-term interest rates climbed after robust employment data sparked concerns that short-term rates might rise sooner than previously forecast.

International Exposure Dampened Relative Results

Our allocation strategy helped the fund participate with muted volatility in some of the blended benchmark’s gains over the reporting period, but relative performance was hampered by exposure to international stocks. In the aggregate, Dreyfus International Equity Fund, Dreyfus International Stock Index Fund, Dreyfus International Value Fund, Dreyfus/Newton International Equity Fund, and International Stock Fund produced returns that were in line with a major index of non-U.S. stocks, but they lagged the U.S.-centric S&P 500 Index.

The fund’s underlying U.S. equity funds produced mixed results, as Dreyfus Appreciation Fund, Dreyfus Disciplined Stock Fund, Dreyfus Strategic Value Fund, and Dreyfus U.S. Equity Fund generally were hurt relatively by underweighted positions in the traditionally defensive stocks that led the market’s advance. Small-and midcap investments fared better, supported by strong results from Dreyfus/The Boston Company Small/Mid Cap Growth Fund.

Among underlying bond funds, short average durations compared to the Barclays U.S. Aggregate Index undermined relative performance from Dreyfus Intermediate Term Income Fund and Dreyfus Short Duration Bond Fund. Meanwhile, Dreyfus Emerging Markets Debt Local Currency Fund and Dreyfus International Bond Fund were hurt by global macroeconomic headwinds and adverse currency movements.

4

Maintaining a Generally Cautious Investment Posture

We remain optimistic about the longer term prospects for the U.S. and global economies, but we expect heightened market volatility over the near term due to lingering global headwinds and the possibility of higher short-term interest rates in the United States.We also are aware that recent gains have boosted valuations of U.S. stocks and bonds.

Therefore, we generally have maintained a cautious approach. In February, we adjusted the fund’s allocations by moving half of its investment in Dreyfus International Value Fund to the better performing Dreyfus International Equity Fund, and we shifted half of the assets in Dreyfus Global Real Estate Securities Fund to the less interest-rate sensitive and more domestically focused Dreyfus Short Duration Bond Fund.

March 16, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from September 1, 2014 to February 28, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2015

Expenses paid per $1,000†	$1.85
Ending value (after expenses)	$1,016.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2015

Expenses paid per $1,000†	$1.86
Ending value (after expenses)	$1,022.96

† Expenses are equal to the fund’s annualized expense ratio of .37% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2015 (Unaudited)

Registered Investment Companies—100.1%	Shares		Value ($)
Domestic Equity—44.9%
Dreyfus Appreciation Fund, Cl. Y	105,471	[a]	5,834,667
Dreyfus Disciplined Stock Fund	101,180	[a]	3,609,096
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	48,354	[a]	1,954,465
Dreyfus Research Growth Fund, Cl. Y	515,685	[a]	7,518,688
Dreyfus Smallcap Stock Index Fund	67,714	[a]	2,005,021
Dreyfus Strategic Value Fund, Cl. Y	138,187	[a]	5,658,743
Dreyfus Structured Midcap Fund, Cl. Y	66,960	[a]	2,065,711
Dreyfus U.S. Equity Fund, Cl. Y	243,203	[a]	4,932,166
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. Y	112,839	[a]	2,019,811
			35,598,368
Domestic Fixed Income—36.6%
Dreyfus Bond Market Index Fund, BASIC Shares	428,301	[a]	4,557,124
Dreyfus High Yield Fund, Cl. I	458,760	[a]	3,014,055
Dreyfus Intermediate Term Income Fund, Cl. Y	683,844	[a]	9,614,846
Dreyfus Short Duration Bond Fund, Cl. Y	1,140,541	[a]	11,827,410
			29,013,435
Foreign Equity—12.4%
Dreyfus Emerging Markets Fund, Cl. Y	159,353	[a]	1,521,825
Dreyfus Global Real Estate Securities Fund, Cl. Y	167,972	[a]	1,592,378
Dreyfus International Equity Fund, Cl. I	43,155	[a]	1,544,517
Dreyfus International Stock Index Fund	101,973	[a]	1,689,698
Dreyfus International Value Fund, Cl. I	37,166	[a]	450,819

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Registered Investment Companies (continued)	Shares		Value ($)
Foreign Equity (continued)
Dreyfus/Newton International Equity Fund, Cl. Y	86,535	[a]	1,722,051
International Stock Fund, Cl. Y	84,790	[a]	1,295,594
			9,816,882
Foreign Fixed Income—6.2%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	182,457	[a]	2,235,102
Dreyfus International Bond Fund, Cl. Y	163,479	[a]	2,672,877
			4,907,979

Total Investments (cost $70,679,598)	100.1%		79,336,664
Liabilities, Less Cash and Receivables	(.1%)		(41,064)
Net Assets	100.0%		79,295,600

a	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	81.5	Mutual Funds: Foreign	18.6
			100.1
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	70,679,598	79,336,664
Receivable for investment securities sold		81,500
Prepaid expenses		10,059
		79,428,223
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		16,552
Cash overdraft due to Custodian		81,643
Payable for shares of Common Stock redeemed		7,679
Accrued expenses		26,749
		132,623
Net Assets ($)		79,295,600
Composition of Net Assets ($):
Paid-in capital		68,844,065
Accumulated distributions in excess of investment income—net		(307,287)
Accumulated net realized gain (loss) on investments		2,101,756
Accumulated net unrealized appreciation
(depreciation) on investments		8,657,066
Net Assets ($)		79,295,600
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		4,636,654
Net Asset Value, offering and redemption price per share ($)		17.10

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	957,207
Expenses:
Shareholder servicing costs—Note 3(b)	114,415
Professional fees	17,128
Registration fees	10,589
Prospectus and shareholders’ reports	4,925
Directors’ fees and expenses—Note 3(c)	2,785
Custodian fees—Note 3(b)	1,555
Loan commitment fees—Note 2	614
Miscellaneous	7,685
Total Expenses	159,696
Less—reduction in expenses due to undertaking—Note 3(a)	(5,210)
Less—waiver of shareholder servicing fees—Note 3(b)	(4,576)
Less—reduction in fees due to earnings credits—Note 3(b)	(30)
Net Expenses	149,880
Investment Income—Net	807,327
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(16,530)
Capital gain distributions from affiliated issuers	2,571,979
Net Realized Gain (Loss)	2,555,449
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(2,169,046)
Net Realized and Unrealized Gain (Loss) on Investments	386,403
Net Increase in Net Assets Resulting from Operations	1,193,730

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Operations ($):
Investment income—net	807,327	947,649
Net realized gain (loss) on
investments in affiliated issuers	2,555,449	1,743,863
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	(2,169,046)	6,699,476
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,193,730	9,390,988
Dividends to Shareholders from ($):
Investment income—net	(1,524,930)	(1,045,194)
Net realized gain on investments	(1,713,924)	(521,576)
Total Dividends	(3,238,854)	(1,566,770)
Capital Stock Transactions ($):
Net proceeds from shares sold	3,016,302	24,977,590
Dividends reinvested	3,192,634	1,538,683
Cost of shares redeemed	(8,458,893)	(9,164,931)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(2,249,957)	17,351,342
Total Increase (Decrease) in Net Assets	(4,295,081)	25,175,560
Net Assets ($):
Beginning of Period	83,590,681	58,415,121
End of Period	79,295,600	83,590,681
Undistributed (distributions in excess of)
investment income–net	(307,287)	410,316
Capital Share Transactions (Shares):
Shares sold	176,291	1,490,050
Shares issued for dividends reinvested	191,405	92,469
Shares redeemed	(498,272)	(542,629)
Net Increase (Decrease) in Shares Outstanding	(130,576)	1,039,890
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2015				Year Ended August 31,
	(Unaudited)		2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value,
beginning of period	17.53		15.67	14.85	14.12	12.93	12.50
Investment Operations:
Investment income—net[b]	.17		.22	.26	.18	.18	.14
Net realized and unrealized
gain (loss) on investments	.10		2.03	.94	.86	1.25	.41
Total from Investment Operations	.27		2.25	1.20	1.04	1.43	.55
Distributions:
Dividends from
investment income—net	(.33)		(.26)	(.25)	(.22)	(.20)	(.12)
Dividends from net realized
gain on investments	(.37)		(.13)	(.13)	(.09)	(.04)	—
Total Distributions	(.70)		(.39)	(.38)	(.31)	(.24)	(.12)
Net asset value, end of period	17.10		17.53	15.67	14.85	14.12	12.93
Total Return (%)	1.64	[c]	14.45	8.16	7.57	11.02	4.43	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.40	[e]	.43	.51	.63	.74	1.96	[e]
Ratio of net expenses
to average net assets[d]	.37	[e]	.25	.29	.59	.63	.65	[e]
Ratio of net investment income
to average net assets[d]	2.01	[e]	1.30	1.68	1.27	1.25	1.27	[e]
Portfolio Turnover Rate	8.50	[c]	17.81	31.25	28.82	17.48	31.21	[c]
Net Assets, end of period
($ x 1,000)	79,296		83,591	58,415	35,389	27,840	11,200

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

14

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	79,336,664	—	—	79,336,664

†	See Statement of Investments for additional detailed categorizations.

At February 28, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2015 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2014	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund,
Cl. Y	6,069,595		354,129	508,911	(5,091)
Dreyfus Bond
Market Index Fund,
BASIC Shares	4,788,897		168,966	405,427	1,650
Dreyfus Disciplined
Stock Fund	3,657,718		441,039	303,363	(21,298)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. Y	2,838,008		66,913	245,242	(46,801)

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2014	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Fund, Cl. Y	1,902,658		53,183	155,935	(3,179)
Dreyfus Global Real
Estate Securities
Fund, Cl. Y	3,257,919		145,899	1,904,565	215,707
Dreyfus High
Yield Fund, Cl. I	3,263,391		150,649	277,138	(14,198)
Dreyfus Intermediate
Term Income
Fund, Cl. Y	10,151,667		314,984	870,395	(13,468)
Dreyfus
International Bond
Fund, Cl. Y	2,929,192		136,171	252,329	(11,336)
Dreyfus International
Equity Fund, Cl. I	1,201,840		473,690	103,483	(7,903)
Dreyfus International
Stock Index Fund	1,858,936		74,568	160,186	(13,306)
Dreyfus International
Value Fund, Cl. I	1,028,196		32,593	528,048	(16,805)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y	2,003,652		238,716	167,274	(8,802)
Dreyfus Research
Growth Fund, Cl. Y	7,580,101		440,093	632,949	(4,211)
Dreyfus Short
Duration Bond
Fund, Cl. Y	11,009,321		1,906,383	954,032	(17,797)
Dreyfus Smallcap
Stock Index Fund	2,022,360		180,832	167,984	(3,313)
Dreyfus Strategic
Value Fund, Cl. Y	5,753,161		693,051	477,725	(13,923)
Dreyfus Structured
Midcap Fund, Cl. Y	2,113,161		295,944	170,819	(6,026)
Dreyfus U.S.
Equity Fund, Cl. Y	5,054,216		345,091	423,148	293
Dreyfus/Newton
International
Equity Fund, Cl. Y	1,847,715		115,165	157,350	(10,160)
Dreyfus/The Boston
Company Small/
Mid Cap Growth
Fund, Cl. Y	2,036,695		225,089	167,983	(10,007)
International Stock
Fund, Cl. Y	1,413,218		42,256	120,495	(6,556)
TOTAL	83,781,617		6,895,404	9,154,781	(16,530)

16

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2015	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund,
Cl. Y	(75,055)	5,834,667		7.4	260,848
Dreyfus Bond
Market Index Fund,
BASIC Shares	3,038	4,557,124		5.8	94,653
Dreyfus Disciplined
Stock Fund	(165,000)	3,609,096		4.6	385,434
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. Y	(377,776)	2,235,102		2.8	21,961
Dreyfus Emerging
Markets Fund, Cl. Y	(274,902)	1,521,825		1.9	24,601
Dreyfus Global
Real Estate Securities
Fund, Cl. Y	(122,582)	1,592,378		2.0	95,231
Dreyfus High
Yield Fund, Cl. I	(108,649)	3,014,055		3.8	99,851
Dreyfus Intermediate
Term Income
Fund, Cl. Y	32,058	9,614,846		12.1	155,444
Dreyfus International
Bond Fund, Cl. Y	(128,821)	2,672,877		3.4	89,920
Dreyfus International
Equity Fund, Cl. I	(19,627)	1,544,517		2.0	15,981
Dreyfus International
Stock Index Fund	(70,314)	1,689,698		2.1	45,206
Dreyfus International
Value Fund, Cl. I	(65,117)	450,819.6			16,224
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y	(111,827)	1,954,465		2.5	208,056
Dreyfus Research
Growth Fund, Cl. Y	135,654	7,518,688		9.5	324,076
Dreyfus Short
Duration Bond
Fund, Cl. Y	(116,465)	11,827,410		14.9	103,377
Dreyfus Smallcap
Stock Index Fund	(26,874)	2,005,021		2.5	150,041

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2015	($)	Assets (%)	Distributions ($)
Dreyfus Strategic
Value Fund, Cl. Y	(295,821)	5,658,743		7.1	605,328
Dreyfus Structured
Midcap Fund, Cl. Y	(166,549)	2,065,711		2.6	264,633
Dreyfus U.S.
Equity Fund, Cl. Y	(44,286)	4,932,166		6.2	267,530
Dreyfus/Newton
International
Equity Fund, Cl. Y	(73,319)	1,722,051		2.2	86,324
Dreyfus/The Boston
Company Small/
Mid Cap Growth
Fund, Cl. Y	(63,983)	2,019,811		2.5	194,298
International Stock
Fund, Cl. Y	(32,829)	1,295,594		1.6	20,169
TOTAL	(2,169,046)	79,336,664		100.1	3,529,186

† Includes reinvested dividends/distributions.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions

18

as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2014 was as follows: ordinary income $1,185,697 and long-term capital gains $381,073.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus has contractually agreed, from September 1, 2014 through January 1, 2016, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $5,210 during the period ended February 28, 2015.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2015, the fund was charged $100,234 pursuant to the Shareholder Services Plan of which $4,576 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28,

20

2015, the fund was charged $9,507 for transfer agency services and $738 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $30.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2015, the fund was charged $1,555 pursuant to the custody agreement.

During the period ended February 28, 2015, the fund was charged $4,365 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $15,140, custodian fees $925, Chief Compliance Officer fees $1,529 and transfer agency fees $2,813, which are offset against an expense reimbursement currently in effect in the amount of $3,855.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2015, amounted to $6,895,404 and $9,154,781, respectively.

At February 28, 2015, accumulated net unrealized appreciation on investments was $8,657,066, consisting of $9,177,860 gross unrealized appreciation and $520,794 gross unrealized depreciation.

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

22

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for all periods (ranking first in the Performance Group in the four-year period) and below the Performance Universe median for all periods.The Board also noted the proximity to the Performance Universe median in certain periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, noting that the fund outperformed the benchmark index in two of the past four calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Board noted that the fund does not pay a management fee.The Board also noted that the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed, until January 1, 2016, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm

24

regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

26

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)